Property, Plant and Equipment (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Net book amount	$ 14,942	$ 12,087
Costs – capitalized finance leases [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net book amount	18,662	14,265
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Net book amount	$ (3,720)	$ (2,178)